[Title] Presented to: [Audience] [Month, Day, Year| [City, State] Stout Street Health Center, Denver, CO

▪ $7.4 billion in assets ▪ Opened doors in 1984 – established to encourage and assist development of lower income housing while creating employment for the construction trades ▪ Specialize in debt financing for the development and preservation of affordable housing projects ▪ Union construction jobs creation – 100% union labor requirement ▪ Competitive fixed income returns relative to its benchmark, the Bloomberg US Aggregate Bond Index ▪ SEC - registered mutual fund under Investment Company Act of 1940 As of March 31 , 2026 Summary of the HIT 1

HIT’s Long History o f Impact Investing, 1984 - present *Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31 , 202 6 . Projects – 93% housing 632 Housing projects with affordability 92% Housing units 132,001 Cities represented across 31 states and DC 212 Invested or allocated $11.7 B Total development cost $23.7 B Total economic impacts $52.7 B Tax revenues ($2.2 billion state/local and $4.8 billion federal) $7.0 B 2

*Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data.. Projects – 82% housing 38 Housing projects with affordability 77% Housing units 5,439 Cities represented across 11 states 26 Invested or allocated $1.0 B Total development cost $2.7 B Total economic impacts $6.0 B Hours of on - site union construction work created 23.0 M HIT’s Projects Currently in Construction , as of March 31, 2026 3

Nationwide Total Major Markets Total Twin Cities New York City Chicago Boston Bay Area (1984 - 2025) 63 2 30 3 87 80^ 68 44 23 # of Projects $11. 7 B $6.6B $1.7B $2.3B $1.2B $876.5M $ 651.8 M HIT Investment ι $23. 7 B $14. 8 B $2.7B $5. 8 B $2.9B $2.3B $1.1B Total Development Cost 2 17.0 M 10 6 . 0 M 23.3M 2 8 . 5 M 25.0M 18.0M 11.2M Union Construction Hours 24 8 , 645 12 4 , 616 29,455 31,782 28,672 21,872 12, 791 Total Jobs Created 13 2 , 001 (67%) 81, 763 (78%) 12,261 (51%) 45,722 (91%) 14,896 (68%) 5,097 (90%) 3, 681 (3 2%) Housing Units (% affordable) $ 52.7 B $2 7.0 B $6. 1 B $ 7.2 B $5. 8 B $ 5.0 B $2. 8 B Total Economic Impact HIT’s Investment in Major Markets* ^ Includes purchase of securities for the preservation of affordable housing ν Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in NYC, $5M in Twin Cities, $280M nationwide. *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31, 202 6 . Economic impact data is in 202 5 dollars and all other figures are nominal. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. 4

Housing Production Typologies : x Market Rate Housing x Affordable Housing • Section 9 Public Housing • Project - Based Section 8 • Low - Income Housing Tax Credit Developments • Limited - Equity Cooperatives • Employer - Assisted Housing x Mixed - Income Housing 1490 Southern Boulevard Bronx, NY 5

ElevenEleven Residences, San Francisco, CA Mary Ellen McCormack Redevelopment Aerial View 201 market rate units, 102 affordable $217.5 M Total Development Cost: $183.9 M HIT Investment: 1.153 M Hours of Union Construction Work: $367.1 M Economic Impacts $58.8 M Tax Revenues Generated 6 6 * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an inpu t - o utput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of March 31, 2026. Economic impact data is in 2025 dollars and all o ther figures are nominal.

400 Lakeshore, Chicago, IL Mary Ellen McCormack Redevelopment Aerial View 7 635 units of housing, 127 affordable units $543.3 M Total Development Cost: $55 M HIT Investment: 3,316,100 Hours of Union Construction Work: $1.002 B Economic Impacts $148.2 M Tax Revenues Generated 7 * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an inpu t - o utput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of March 31, 2026. Economic impact data is in 2025 dollars and all o ther figures are nominal.

Landmark Towers, St. Paul, MN Mary Ellen McCormack Redevelopment Aerial View 8 187 market rate units $97.1 M Total Development Cost: $18.6 M HIT Investment: 616,678 M Hours of Union Construction Work: $157.2 M Economic Impacts $21.6 M Tax Revenues Generated 8 * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of March 31, 2026. Economic impact data is in 2025 dollars and all other figures are nominal.

Union Tower, National City, CA Building A 94 units of housing, 100% affordable $85.5 M Total Development Cost: $27.3 M HIT Investment: 579,270 Hours of Union Construction Work: $156.7 M Economic Impacts $24.8 M Tax Revenues Generated 9 9 * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of March 31, 2026. Economic impact data is in 2025 dollars and all other figures are nominal.

Penn South, New York, NY Mary Ellen McCormack Redevelopment Aerial View 10 2,820 affordable units $191 M Total Development Cost: $55 M HIT Investment: 473,477 Hours of Union Construction Work: $111.1 M Economic Impacts $18.5 M Tax Revenues Generated * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of March 31, 2026. Economic impact data is in 2025 dollars and all other figures are nominal.

Anne M. Lynch Homes at Old Colony, Boston, MA Phase 3 Phase 3C Phase 1 Image Source: Google Earth. Old Colony Redevelopment Aerial View Across 9 Phases – 847 affordable units $516.1 M Total Development Cost: $262.7 M HIT Investment: 4.0 M Hours of Union Construction Work: $1.2 B Economic Impacts $182 M Tax Revenues Generated 11 * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of March 31, 2026. Economic impact data is in 2025 dollars and all other figures are nominal.

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 12

The Context: Increasing Inequality [1] https:// www.epi.org /research/unions - and - labor - standards/ 13

The Housing Crisis is a Crisis for America’s Workers x In 1975 , the average working family could buy a home for 3 . 7 x their annual income . Today, home prices are 7 . 75 x the median annual household income . Home ownership has slipped out of reach . ¹ x Nearly half of American renters are now “rent - burdened,” spending more than 30 % of their income on rent . ² x Particularly since the Great Recession, housing supply has failed to keep up with population growth, leading to a shortage of approximately 6 million units of housing . ³ [1] https://www.longtermtrends.net/home - price - median - annual - income - ratio/ [2] https://www.nytimes.com/2023/01/25/realestate/rent - burdened - american - households.html [3] https://bipartisanpolicy.org/download/?file=/wp - content/uploads/2021/12/BPC - Final - Supply - Presentation.pdf [4] https://crsreports.congress.gov/product/pdf/R/R47617 14 0 2 4 6 8 10 12 Single Family Multifamily for Sale Multifamily for Rent Ratio of new Privately Owned Housing Units Started to Population [4]

Evolution of US Housing Policy

AFL-CIO HIT

✓ Housing policy has evolved through three "long waves" of American economic growth, paralleling changes in economic and labor policy over the past century.

New Deal Era, 1933-1975

- New Deal and Great Society policies created 1.4 million units of public housing housing and over 1 million units of subsidized private housing. [1]
- Prevailing wage applied to this work.
- Labor was directly involved not just in construction, but in development, sponsoring creation of over 60,000 units of housing.

Results:

~2.4 million new units of low-income housing built

Average 60,000 units/year

Good, union jobs created

Neoliberal Era, 1975-2020

- In the 1980s, HUD funding was cut by 2/3rds. The federal government phased out new construction and devolved responsibility to the states.
- Since 1996, over 400,000 units of public housing has been demolished or moved into private management.
- In 1986, Congress created the Low-Income Housing Tax Credit, which became the primary subsidy for new construction of low-income housing. [1]
- **Prevailing wage does NOT apply to most government-subsidized new construction today.**

Results:

~1.7 million units of low-income housing built w/ LIHTC [2]

Average 35,000 units/year

Government-funded worker exploitation in the non-union residential construction industry

New Era, 2020-present

- Increasingly robust debate at the federal level over housing policy.
- State and local governments are stepping in to create new programs to fill gaps left by nonexistent or unstable federal funding.

Results:

Housing policy is in flux. Now is the time for labor to engage.

AFL-CIO HOUSING INVESTMENT TRUST 15

Sources: [1] Schwartz, Alex. Housing Policy in the United States, Fourth Edition. New York: Routledge, 2021. [2] https://www.huduser.gov/portal/datasets/lihtc/property.html [3] https://www.epa.gov/greenhouse-gas-reduction-fund

16 Federal Resources: x Federal Housing Administration (FHA) ▪ Mortgage Insurance ▪ Section 8 – Housing Choice Vouchers ▪ Grant Programs (e.g., Community Development Block Grants, HOME) ▪ FHA Green Retrofits Programs x Federal Tax Credit Programs ▪ Low - Income Housing Tax Credits ▪ Historic Tax Credits ▪ New Market Tax Credits ▪ Brownfield Tax Credits x American Rescue Plan Act (ARPA) and Community Development Block Grant (CDBG) Funds State Resources: x Grants ▪ Contamination cleanup and investigation ▪ Demolition/predevelopment ▪ Redevelopment grants x Loans ▪ Gap Financing Tools (e.g., NJ ASPIRE, CA Housing Accelerator) x Tax - Exempt Bond Financing x Tax - Based Subsidies ▪ Tax - Increment Financing ▪ Tax Abatement Programs x Green/Environmental Common Public Resources For Housing Development x Production of housing, especially affordable and workforce housing, relies on federal and state programs and subsidies, not all of which require prevailing wage . Government’s Role in Affordable Housing Today

HIT Track Record of Housing Initiatives 1490 Southern Boulevard Bronx, NY 17 Jazzie Collins San Francisco, CA x New York City Community Investment Initiative – Since 2002 , the HIT has invested $ 2 . 2 billion in New York City, creating or preserving 44 , 555 units of rental housing, 40 , 998 of which are affordable or workforce housing, as well as producing 26 , 009 union construction jobs and generating $ 983 . 2 million in tax revenues and $ 5 billion in economic impact . x Massachusetts Housing Initiative – Since 2007 , the HIT has invested $ 876 . 2 million in Massachusetts, creating 5 , 405 rental housing units, 5 , 116 of which are affordable or workforce housing, as well as producing 23 , 284 union construction jobs . x Midwest@Work – Launched in early 2016 to spur economic development in the industrial Midwest with the goal of investing $ 1 billion by 2023 . After exceeding this goal ahead of schedule, the HIT doubled its target and aimed to invest $ 2 billion by 2025 – and has hit that target already as well with $ 2 . 1 billion invested in 91 projects with 12 , 940 units of housing, including 7 , 470 affordable and moderate - income housing, creating 45 , 318 jobs . Old Colony Phases 4 & 5 - Boston, MA * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an inpu t - o utput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of March 31, 2026. Economic impact data is in 2025 dollars and all o ther figures are nominal.

State and Local Policy Innovation 18 x Nevada : State Infrastructure Bank awarded $ 25 million of infrastructure funding for first half of Desert Pines redevelopment, which includes the development of approximately 920 - units of housing . Northern Nevada Development Corporation (BCTC nonprofit affiliate) acquired 25 - acres of surplus transportation land to create more than 700 - units of affordable and workforce housing in Reno . x Connecticut : HB 8002 enacted, which will create a $ 50 million program to provide subsidy to affordable housing built with union pension fund co - investment, under a project labor agreement, with use of apprentices in state - registered programs x Minnesota : housing bill expands the investment authority of government entities to allow investment of cash in index mutual funds that provide direct investment in multifamily housing development . x Illinois : SB 3086 expands investment authority of State Treasurer to allow investment in labor - affiliated open - end investment companies registered with the SEC . Carville Park Apartments - Reno, NV

Call to Action ▪ Advocate to increase and maximize public resources for more housing ▪ Promote new programs – pilot and demonstration programs with labor standards ▪ Leverage labor capital – all sources are important, including private sources of debt , such as HIT , and equity ▪ Engage in policy development – e.g., HB 8002 in Connecticut and SB 3086 in Illinois ▪ Protect labor standards in existing federal and local programs – e.g., Davis Bacon ▪ Support state and local solutions – uncertainty at the federal level requires innovation at the state and local level 5 Soul St. Paul, MN

Achieving Impact Together 20 Visit aflcio - hit.com to learn more.

[HIT Employee Contact Information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . 16 AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com